SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Due to related party	$ 2,001,940	$ 25,462
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	$ 2,001,940	$ 25,462